ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)				12 Months Ended
	Dec. 13, 2016 shares	Dec. 02, 2014 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 24, 2023	Sep. 19, 2022	Apr. 01, 2022	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015	Jul. 27, 2014
Cash consideration											$ 270,000
Net cash outflow from operating activities				$ (9,081,141)	$ 71,872	$ 207,923
NET LOSS				(753,040)	(203,259)	$ (2,863,113)
Stockholders' deficit				(2,313,141)	(5,308,456)
Accumulated losses				$ 199,055,605	$ 198,838,994
Ms. Wenyu Li
Percentage of individual beneficially owning											8.10%
Wang Hong
Percentage of acquired the equity capital													100.00%
Ruikai Taifu
Percentage of acquired the equity capital				60.00%			50.8198%
Zhongrui Xuikai
Percentage of acquired the equity capital				71.43%				51.00%	71.43%
Freeman FinTech Corporation
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Jinshang Leasings
Agreement to transfer ordinary shares | shares		30,000,000
Percentage of owned subsidiary		100.00%
Spectacular Bid Limited
Percentage of owned subsidiary										67.00%
Full Shine
Business incorporation cost			$ 1
Former | Holdco
Percentage of acquired the equity capital												78.00%
Former | Sino
Percentage of acquired the equity capital												22.00%
Wins Finance Group Limited ("WFG")
Percentage of shareholders exchanged												100